Significant Subsidiaries - Summary of Significant Operating Subsidiaries (Detail) $ in Millions	12 Months Ended
Oct. 31, 2024 CAD ($)
AIR MILES Loyalty Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	AIR MILES Loyalty Inc.
Head or principal office	Toronto, Canada
Book value of shares owned by the bank	$ 157
Bank of Montreal (China) Co. Ltd. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Bank of Montreal (China) Co. Ltd.
Head or principal office	Beijing, China
Book value of shares owned by the bank	$ 501
Bank of Montreal Europe Public Limited Company [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Bank of Montreal Europe Public Limited Company
Head or principal office	Dublin, Ireland
Book value of shares owned by the bank	$ 1,319
Bank of Montreal Holding Inc. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Bank of Montreal Holding Inc. and subsidiaries
Head or principal office	Toronto, Canada
Book value of shares owned by the bank	$ 35,530
Bank of Montreal Mortgage Corporation [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Bank of Montreal Mortgage Corporation
Head or principal office	Calgary, Canada
BMO Mortgage Corp. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Mortgage Corp.
Head or principal office	Vancouver, Canada
BMO Investments Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Investments Inc.
Head or principal office	Toronto, Canada
BMO Investments Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Investments Limited
Head or principal office	Hamilton, Bermuda
BMO Reinsurance Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Reinsurance Limited
Head or principal office	St. Michael, Barbados
BMO InvestorLine Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO InvestorLine Inc.
Head or principal office	Toronto, Canada
BMO Nesbitt Burns Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Nesbitt Burns Inc.
Head or principal office	Toronto, Canada
BMO Private Equity (Canada) Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Private Equity (Canada) Inc.
Head or principal office	Toronto, Canada
BMO Capital Markets Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Capital Markets Limited
Head or principal office	London, England
Book value of shares owned by the bank	$ 361
BMO Capital Partners Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Capital Partners Inc.
Head or principal office	Toronto, Canada
Book value of shares owned by the bank	$ 936
BMO Financial Corp. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Financial Corp. and subsidiaries
Head or principal office	Chicago, United States
Book value of shares owned by the bank	$ 54,698
BMO Bank National Association [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Bank National Association
Head or principal office	Chicago, United States
BMO Capital Markets Corp. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Capital Markets Corp.
Head or principal office	New York, United States
BMO japan securities ltd. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Japan Securities Ltd.
Head or principal office	Tokyo, Japan
Book value of shares owned by the bank	$ 6
BMO Life Insurance Company and subsidiaries [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Life Insurance Company and subsidiaries
Head or principal office	Toronto, Canada
Book value of shares owned by the bank	$ 1,246
BMO Life Holdings (Canada), ULC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Life Holdings (Canada), ULC
Head or principal office	Halifax, Canada
BMO Life Assurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Life Assurance Company
Head or principal office	Toronto, Canada
BMO Trust Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BMO Trust Company
Head or principal office	Toronto, Canada
Book value of shares owned by the bank	$ 543